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                              BINGHAM McCUTCHEN LLP
                               150 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110-1726

                                   May 3, 2005

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20004

         Re: Variable Annuity Portfolios (filing relates to Smith Barney Small Cap Growth Opportunities Portfolio (File Nos. 333-15119 and 811-07893)

Ladies and Gentlemen:

         On behalf of Variable Annuity Portfolios, a Massachusetts business trust (the "Trust"), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 14 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 29, 2005, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

         Please call the undersigned at (617) 951-8381 with any comments or questions relating to this filing.


                                               Sincerely,

                                               /s/Mari A. Wilson
                                               Mari A Wilson

NYDOCS/1195874.1